Leases and Restricted Cash - Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Less current portion	$ 4,546	$ 4,422
Long-term obligations under capital lease	54,581	59,128
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Long-term obligations under capital lease	$ 59,127	$ 63,550